SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2020
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in millions , except share and per share data , unless otherwise stated)

	As of December 31,
	2019	2020	2020
			US$'million
			(Note 2)
Assets
Current assets:
Cash and cash equivalents	361	1,892	290
Short-term investments	64	51	8
Other current assets	24	16	2
Total current assets	449	1,959	300
Other assets	155	—	—
Investment in subsidiaries	16,472	16,103	2,467
Total assets	17,076	18,062	2,767
Liabilities and equity
Current liabilities:
Short-term debt	8,312	—	—
Dividends payable	678	—	—
Amount due to related parties	594	273	42
Accrued expenses and other current liabilities	113	141	21
Total current liabilities	9,697	414	63
Long-term debt	—	6,318	968
Total liabilities	9,697	6,732	1,031
Equity:
Ordinary shares (US$0.0001 par value per share; 8,023,485,450 shares authorized; 299,424,485 and 324,364,444 shares issued as of December 31, 2019 and 2020, and 285,902,609 and 310,842,568 shares outstanding as of December 31, 2019 and 2020, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31, 2019 and 2020, respectively)	(107)	(107)	(16)
Additional paid-in capital	3,834	9,808	1,503
Retained earnings	3,701	1,502	230
Accumulated other comprehensive (loss) income	(49)	127	19
Total equity	7,379	11,330	1,736
Total liabilities and equity	17,076	18,062	2,767

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2018	2019	2020	2020
				US$'million
				(Note 2)
Operating costs and expenses:
General and administrative expenses	89	115	155	24
Total operating costs and expenses	89	115	155	24
Loss from operations	(89)	(115)	(155)	(24)
Interest income	1	10	2	0
Interest expense	198	201	154	24
Foreign exchange gain (loss)	17	5	(8)	(1)
Other income, net	50	30	32	5
Unrealized loss from fair value changes of equity securities	(45)	(27)	(10)	(1)
Income (loss) in investment in subsidiaries	980	2,067	(1,899)	(291)
Net income (loss) attributable to Huazhu Group Limited	716	1,769	(2,192)	(336)

Other comprehensive (loss) income, net of tax	(169)	(7)	176	27
Comprehensive income (loss)	547	1,762	(2,016)	(309)

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in millions, unless otherwise stated)

	Years Ended December 31,
	2018	2019	2020		2020
					US$'million
					(Note 2)
Net cash (used in) provided by operating activities	(60)	(212)	49		8
Investing activities:
Investment in subsidiaries	—	(1,039)	(6,267)		(960)
Receipt of investment in subsidiaries	2,121	9	—		—
Purchase of long-term investments	(3,782)	—	—		—
Net cash used in investing activities	(1,661)	(1,030)	(6,267)		(960)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	—	6,018		922
Ordinary share issuance costs	—	—	(10)		(2)
Net proceeds from issuance of ordinary shares upon exercise of option	14	14	1		0
Proceeds of advances from subsidiaries	149	109	—		—
Proceeds from short-term bank borrowings	—	1,265	—		—
Repayment of short-term bank borrowings	(128)	—	(282)	A	(43)
Proceeds from long-term bank borrowings	2,409	5,206	—		—
Repayment of long-term bank borrowings	(786)	(5,169)	—		—
Proceeds from issuance of convertible senior notes	—	—	3,499		536
Repayment of convertible senior notes	—	—	0		0
Debt financing costs paid	—	—	(9)		(1)
Dividends paid	—	(658)	(678)		(104)
Net cash provided by financing activities	1,658	767	8,539		1,308
Effect of exchange rate changes on cash and cash equivalents	201	141	(791)		(121)
Net increase (decrease) in cash and cash equivalents	138	(334)	1,530		235
Cash, cash equivalents at the beginning of the year	557	695	361		55
Cash, cash equivalents at the end of the year	695	361	1,891		290

A— Except for repayment of short-term bank borrowings by cash, short-term bank borrowings of RMB4,628 was settled by investment in subsidiaries.

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

HUAZHU GROUP LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2020, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.